Allowance for Optioned Properties (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 21, 2021	Sep. 16, 2021	Apr. 29, 2021	Dec. 31, 2021	Sep. 30, 2021
Initial Amount Received On Signing Loi				$ 150,000
Expenditure In Exploration				$ 10,671
Common Shares Issued, Shares				28,176,951
Common Shares Received, Amount				$ 1,329,710
Equity Common Stock
Common Shares Issued, Shares				200,000
Common Shares Received, Amount				$ 1,329,710
Fish Lake Property [Member]
Common Shares Received, Amount				1,329,710
San Emidio [Member]
Common Shares Received, Amount				51,260
Altura [Member] | Fish Lake Property [Member]
Initial Amount Received On Signing Loi	$ 50,000		$ 50,000		$ 150,000
Amount Paid For Acquisition	675,000		675,000
Expenditure In Exploration	2,000,000		2,000,000
Common Stock Issued, Amount	$ 500,000		$ 500,000	50,000
Ownership Percentage	60.00%		60.00%
Liability Against The Property	$ 50,000				$ 1,479,710
Surge Battery Metals [Member] | San Emidio [Member]
Initial Amount Received On Signing Loi		$ 50,000		50,000
Expenditure In Exploration		$ 1,000,000
Ownership Percentage		80.00%
Liability Against The Property				$ 101,260
Common Shares Issued, Shares		200,000		200,000